Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

May 1, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan Life Insurance Company
Paragon Separate Account C
File Nos. 333-133673/811-07982
Flexible Premium Variable Life Insurance Policies (Fidelity C)
Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the “Company”) and Paragon Separate Account C (the “Separate Account”), the form of the Prospectus and Statement of Understanding (“SAI”), both dated April 28, 2025, now being used for certain flexible premium variable life insurance policies offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 22 to the Registration Statement filed electronically with the Commission on April 22, 2025.

If you have any questions, please contact me at (347) 401-4432.

Sincerely,

/s/ Robin Wagner
Robin Wagner, Esq.
Associate General Counsel
Metropolitan Life Insurance Company